Severance Indemnities and Pension Plans [Text Block]	12 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans [Text Block]
13.	SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded non-contributory defined benefit pension plans, which cover substantially all of its employees and mainly provide for lifetime annuity payments commencing at age 65 (“pension benefits”) based on eligible compensation at the time of severance, rank, years of service and other factors.

MUFG Bank and certain domestic subsidiaries, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans which provide benefits to all their domestic employees.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has SIPs under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2017, 2018 and 2019 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2017	2018	2019	2017		2018		2019
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥49,057	¥47,064	¥48,352	¥13,107	¥990	¥10,169	¥676	¥12,395	¥525
Interest cost on projected benefit obligation	12,308	14,383	13,504	15,287	1,229	15,359	1,079	14,958	1,046
Expected return on plan assets	(60,255)	(68,432)	(74,270)	(29,339)	(2,047)	(32,110)	(2,122)	(33,266)	(2,314)
Amortization of net actuarial loss	17,764	7,309	731	12,707	1,366	8,847	1,124	9,993	707
Amortization of prior service cost	(6,348)	(1,094)	(1,210)	(2,045)	(1,534)	(3,090)	(2,775)	(3,039)	(2,020)
Loss (gain) on settlements and curtailment	(1,765)	(4,394)	(5,980)	(208)	—	52	—	49	—

Net periodic benefit cost (income)	¥10,761	¥(5,164)	¥(18,873)	¥9,509	¥4	¥(773)	¥(2,018)	¥1,090	¥(2,056)

As a result of adopting the new guidance issued in March 2017, as described in Note 1, the service cost component continues to be presented in Salaries and employee benefits while other components of net pension benefit/cost (i.e., Interest cost on projected benefit obligation, Expected return on plan assets, Amortization of net actuarial loss, Amortization of prior service cost, and Loss (gain) on settlements and curtailment disclosed in the above table) are now presented in Other non-interest expenses.

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2017	2018	2019	2017		2018		2019
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.68%	0.82%	0.76%	3.90%	3.03%	3.52%	3.61%	3.19%	3.27%
Discount rates in determining benefit obligation	0.82	0.76	0.61	3.81	3.86	3.38	3.43	3.87	3.99
Rates of increase in future compensation level for determining expense	3.23	3.23	3.21	4.65	—	4.65	—	4.65	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.21	3.21	4.65	—	4.65	—	5.01	—
Expected rates of return on plan assets	2.75	2.87	2.83	6.80	7.50	6.71	7.50	6.70	7.50

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	MUAH		Other than MUAH
	2018(1)	2019(1)	2018(1)	2019(1)
Initial trend rate	4.44%	4.44%	7.00%	7.00%
Ultimate trend rate	3.94%	3.94%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2026	2027	2026	2027

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥183	¥(152)	¥44	¥(35)
Effect on postretirement benefit obligation	3,110	(2,630)	812	(644)

Note:

(1)	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2017 and 2018, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2018 and 2019:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018		2019
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,793,848	¥1,821,794	¥478,463	¥35,222	¥502,056	¥34,347
Service cost	47,064	48,352	10,169	676	12,395	525
Interest cost	14,383	13,504	15,359	1,079	14,958	1,046
Plan participants’ contributions	—	—	28	455	37	452
Acquisitions/ Divestitures	(29)	(160)	—	—	(17)	—
Amendments	—	—	—	—	64	—
Actuarial loss (gain)	49,678	43,527	25,519	506	(28,466)	(2,354)
Benefits paid	(67,913)	(66,539)	(19,388)	(2,520)	(19,894)	(2,221)
Lump-sum payment	(15,237)	(18,594)	(861)	—	(1,750)	—
Translation adjustments and other	—	—	(7,233)	(1,071)	(10,303)	(285)

Benefit obligation at end of fiscal year	1,821,794	1,841,884	502,056	34,347	469,080	31,510

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,346,310	2,603,329	477,479	30,339	542,646	32,466
Actual return on plan assets	250,704	13,664	75,824	4,890	(21,353)	(1,948)
Employer contributions	74,181	44,427	16,969	190	3,117	102
Acquisitions/ Divestitures	47	(93)	—	—	—	—
Plan participants’ contributions	—	—	28	455	37	452
Benefits paid	(67,913)	(66,539)	(19,388)	(2,520)	(19,894)	(2,221)
Translation adjustments and other	—	—	(8,266)	(888)	(11,058)	(593)

Fair value of plan assets at end of fiscal year	2,603,329	2,594,788	542,646	32,466	493,495	28,258

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥798,849	¥770,564	¥83,578	¥2,552	¥67,821	¥1,372
Accrued benefit cost	(17,314)	(17,660)	(42,988)	(4,433)	(43,406)	(4,624)

Net amount recognized	¥781,535	¥752,904	¥40,590	¥(1,881)	¥24,415	¥(3,252)

The aggregated accumulated benefit obligations of these plans at March 31, 2018 and 2019 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018	2019
	(in millions)
Aggregated accumulated benefit obligations	¥1,784,837	¥1,800,992	¥475,522	¥457,048

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2018 and 2019 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018	2019
	(in millions)
Projected benefit obligations	¥22,445	¥23,108	¥62,511	¥63,273
Accumulated benefit obligations	22,445	23,108	52,012	52,249
Fair value of plan assets	5,272	5,629	19,521	19,866

MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2017, 2018 and 2019 were ¥7,722 million, ¥10,153 million and ¥9,325 million, respectively.

The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2018 and 2019:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018		2019
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥135,656	¥245,037	¥111,820	¥7,449	¥126,238	¥8,628
Prior service cost	(6,669)	(5,459)	(17,936)	(6,237)	(14,536)	(4,263)

Gross amount recognized in Accumulated OCI	128,987	239,578	93,884	1,212	111,702	4,365
Taxes	(81,747)	(115,816)	(25,251)	(358)	(29,875)	(1,282)

Net amount recognized in Accumulated OCI	¥47,240	¥123,762	¥68,633	¥854	¥81,827	¥3,083

The following table presents OCI for the fiscal years ended March 31, 2018 and 2019:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018		2019
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(132,593)	¥104,132	¥(18,165)	¥(2,262)	¥26,155	¥1,908
Prior service cost arising during the year	—	—	—	—	65	—
Losses (gains) due to amortization:
Net actuarial loss	(7,309)	(731)	(8,847)	(1,124)	(9,993)	(707)
Prior service cost	1,094	1,210	3,090	2,775	3,039	2,020
Curtailment and settlement	4,394	5,980	(52)	—	(49)	—
Foreign currency translation adjustments	—	—	(3,502)	(36)	(1,399)	(68)

Total changes in Accumulated OCI	¥(134,414)	¥110,591	¥(27,476)	¥(647)	¥17,818	¥3,153

The following table presents the expected amounts that will be amortized from Accumulated OCI as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2020:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥5,395	¥7,731	¥1,130
Prior service cost	(1,269)	(3,056)	(1,916)

Total	¥4,126	¥4,675	¥(786)

Investment policies

MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long-term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2019 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	39.3%	0.3%	—%
Japanese debt securities	32.1	—	—
Non-Japanese equity securities	14.9	48.5	70.0
Non-Japanese debt securities	9.1	39.1	30.0
Real estate	1.3	9.9	—
Short-term assets	3.3	2.2	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as follows:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2020 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥32.7 billion
For the pension benefits of foreign offices and subsidiaries	0.7 billion
For the other benefits of foreign offices and subsidiaries	0.4 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2020	¥84,558	¥19,923	¥1,997
2021	82,297	20,928	2,072
2022	82,320	21,903	2,129
2023	81,710	22,881	2,177
2024	81,684	23,726	2,205
Thereafter (2025-2029)	401,772	162,850	10,222

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 32:

Government bonds and other debt securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most non-Japanese government bonds and certain corporate bonds. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institution bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types: Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values per share (or its equivalent) as a practical expedient.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values per share (or its equivalent) as a practical expedient. Other investment funds classified in Level 3 of the fair value hierarchy consist of certain real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 of the fair value hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short-term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2018 and 2019:

Pension benefits and SIP Investments:

At March 31, 2018	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥139,847	¥—	¥—	¥139,847	¥—	¥—	¥—	¥—
Non-Japanese government bonds	15,552	944	—	16,496	17,945	4,081	—	22,026
Other debt securities	201	3,482	1,071	4,754	—	81,968	—	81,968
Japanese marketable equity securities	934,691	—	—	934,691	887	—	—	887
Non-Japanese marketable equity securities	71,729	255	—	71,984	42,166	815	—	42,981
Other investment funds	—	—	—	—	99,798	9,997	—	109,795	(2)
Japanese general account of life insurance companies(1)	—	225,925	—	225,925	—	—	—	—
Other investments	3,485	23,195	—	26,680	2	4,867	155	5,024

Total	¥1,165,505	¥253,801	¥1,071	¥1,420,377	¥160,798	¥101,728	¥155	¥262,681

At March 31, 2019	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥146,060	¥—	¥—	¥146,060	¥—	¥—	¥—	¥—
Non-Japanese government bonds	8,570	656	—	9,226	38,687	4,615	—	43,302
Other debt securities	109	3,698	1,030	4,837	—	100,462	—	100,462
Japanese marketable equity securities	855,353	—	—	855,353	—	—	—	—
Non-Japanese marketable equity securities	64,957	234	—	65,191	20,569	652	—	21,221
Other investment funds	—	—	—	—	73,286	9,044	—	82,330	(2)
Japanese general account of life insurance companies(1)	—	222,460	—	222,460	—	—	—	—
Other investments	917	18,626	—	19,543	18	4,415	188	4,621

Total	¥1,075,966	¥245,674	¥1,030	¥1,322,670	¥132,560	¥119,188	¥188	¥251,936

Notes:

(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2017 to March 31, 2018 and 1.24% from April 1, 2018 to March 31, 2019.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥93,821 million and ¥516 million, respectively, which were held by MUFG Americas Holdings at December 31, 2017 and ¥68,556 million and nil, respectively, at December 31, 2018.

The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2018 and 2019:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2018		2019		2018		2019
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥83,205		¥109,915		¥—		¥—
Japanese debt securities	252,730		184,121		—		—
Non-Japanese marketable equity securities	151,893		162,901		—		—
Non-Japanese debt securities	100,998		155,792		—		—
Other	135,275		134,306		—		—

Total pooled funds	724,101		747,035		—		—

Other investment funds	458,851	(1)	525,083	(1)	279,965	(2)	241,559	(2)

Total	¥1,182,952		¥1,272,118		¥279,965		¥241,559

Notes:

(1)	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥433,221 million and ¥13,664 million, respectively, at March 31, 2018 and ¥500,850 million and ¥12,058 million, respectively, at March 31, 2019.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥63,088 million, ¥40,205 million and ¥158,249 million, respectively, at March 31, 2018 and ¥53,775 million, ¥46,818 million and ¥140,728 million, respectively, at March 31, 2019.

Other debt securities and Japanese debt securities in the above Pension benefits and SIP tables include ¥982 million (0.03% of plan assets) of debt securities issued by the MUFG Group at March 31, 2018 and ¥1,224 million (0.04% of plan assets) at March 31, 2019, respectively. Japanese marketable equity securities in the above Pension benefits and SIP tables include ¥7,596 million (0.24% of plan assets) of common stock issued by the MUFG Group at March 31, 2018 and ¥5,414 million (0.18% of plan assets) at March 31, 2019, respectively.

Other post retirement plan investments:

	Foreign offices and subsidiaries
	2018				2019
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Non-Japanese government bonds	¥2,523	¥—	¥—	¥2,523	¥1,705	¥—	¥—	¥1,705
Other debt securities	—	5,797	—	5,797	—	6,124	—	6,124
Non-Japanese marketable equity securities	—	7	—	7	—	6	—	6
Other investment funds(1)	6,082	—	—	6,082	5,487	—	—	5,487
Other investments	1	264	—	265	—	130	—	130

Total	¥8,606	¥6,068	¥—	¥14,674	¥7,192	¥6,260	¥—	¥13,452

Note:

(1)	Other investment funds mainly consist of mutual funds.

The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2018 and 2019:

	Foreign offices and subsidiaries
Assets category	2018	2019
	(in millions)
Other investment funds(1)	¥17,792	¥14,806

Total	¥17,792	¥14,806

Note:

(1)	Other investment funds of the foreign offices and subsidiaries include mutual funds, common collective funds and pooled separate accounts with variable life insurance policies of ¥553 million, ¥11,332 million and ¥5,907 million, respectively, which were held by MUFG Americas Holdings at December 31, 2017 and ¥147 million, ¥9,583 million and ¥5,076 million, respectively, at December 31, 2018.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2018 and 2019:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2017	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2018
	(in millions)
Other debt securities	¥208	¥(6)	¥(18)	¥887	¥—	¥—	¥1,071
Other investment funds	206	36	—	(242)	—	—	—

Total	¥414	¥30	¥(18)	¥645	¥—	¥—	¥1,071

	Foreign offices and subsidiaries
Assets category	March 31, 2017	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2018
	(in millions)
Other investments	¥760	¥51	¥(2)	¥(654)	¥—	¥—	¥155

Total	¥760	¥51	¥(2)	¥(654)	¥—	¥—	¥155

	Domestic subsidiaries
Assets category	March 31, 2018	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2019
	(in millions)
Other debt securities	¥1,071	¥4	¥49	¥(94)	¥—	¥—	¥1,030

Total	¥1,071	¥4	¥49	¥(94)	¥—	¥—	¥1,030

	Foreign offices and subsidiaries
Assets category	March 31, 2018	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2019
	(in millions)
Other investments	¥155	¥—	¥(3)	¥36	¥—	¥—	¥188

Total	¥155	¥—	¥(3)	¥36	¥—	¥—	¥188

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2017, 2018 and 2019 was ¥15,636 million, ¥17,413 million and ¥17,859 million, respectively.